Cybersecurity Risk Management and Strategy Disclosure	12 Months Ended
Dec. 31, 2024
Cybersecurity Risk Management, Strategy, and Governance [Line Items]
Cybersecurity Risk Management Processes for Assessing, Identifying, and Managing Threats [Text Block]

Risk management and strategy

We and certain of our collaborators depend on information systems for significant aspects of operations. These information systems support a variety of functions, including project management, preclinical and clinical study management, accounting and finance as well as other general and administrative activities. Information systems are subject to various cybersecurity risks.

We have implemented certain tools and processes to aid us in our efforts to identify, assess, prevent, and manage such cybersecurity risks. We identify and assess risks from cybersecurity threats as part of our overall risk assessment process. We collaborate with subject matter specialists, as necessary, to gather insights for identifying and assessing cybersecurity threat risks, their likelihood and severity, and potential preventative measures and mitigations. For the prevention and management of cybersecurity risks, we rely on:

●	Use of specialized third-party service providers: our Company utilizes third-party providers for information systems which offer comprehensive, state-of-the-art cybersecurity solutions to a large number of customers in Switzerland.
●	Security by design: our third-party service providers deploy systems safeguards that are designed to protect the Company’s information systems from cybersecurity threats, including firewalls, intrusion prevention and detection systems, anti-malware functionality and identity and access management.
●	Proactive surveillance: our third-party service providers continuously monitor our information systems and alert us automatically to any cybersecurity incident.
●	Incident response and recovery plans: our third-party service providers have established and maintain plans that address their and the Company’s response to a cybersecurity incident and the processes for recovery from such incident, including protected backup solutions.
●	Trainings: as part of our overall quality management system, we have established and maintain standard operating procedures (SOPs) for information systems, on which we periodically train our staff. These SOPs include processes related to cybersecurity risks.

To date, no risks from cybersecurity threats, including as a result of any previous cybersecurity incidents, have materially affected our company, including our business strategy, results of operations or financial condition. However, any future actual or perceived breach of our cybersecurity could interfere with our operations and have an adverse effect on our business or financial condition, including intellectual property theft; fraud; extortion; harm to employees; violation of privacy laws and other litigation and legal risk; and reputational risk. For further information, see “Item 3. Key Information – D. Risk Factors – Risks Related to Our Business and Industry – Cyber-attacks or other failures in telecommunications or information technology systems could result in information theft, data corruption and significant disruption of our business operations.”

Governance

Our Board of Directors recognizes the importance of managing the risk of cybersecurity threats to the Company. The Board is responsible for overseeing our risk management activities in general, including cybersecurity risks. It meets at least four times each year and performs at least once a year a comprehensive risk assessment. Our senior management team, which includes our CEO, CFO, COO, and our Head of Finance and Administration and our Vice President Technology, reports from time to time, or as required, to the Board on cybersecurity risks and trends and other information necessary to perform such risk assessment and oversee the development and performance of our risk mitigation processes.

Our Head of Finance and Administration is responsible for overseeing our information systems and cybersecurity risks, assessing and managing cybersecurity risks, as well as communicating cybersecurity incidents, matters and trends to Executive Management and the Board of Directors. He works closely with our third-party service providers responsible for operating and managing our information systems.

Cybersecurity Risk Management Third Party Engaged [Flag]	true
Cybersecurity Risk Board of Directors Oversight [Text Block]

Our Board of Directors recognizes the importance of managing the risk of cybersecurity threats to the Company. The Board is responsible for overseeing our risk management activities in general, including cybersecurity risks. It meets at least four times each year and performs at least once a year a comprehensive risk assessment. Our senior management team, which includes our CEO, CFO, COO, and our Head of Finance and Administration and our Vice President Technology, reports from time to time, or as required, to the Board on cybersecurity risks and trends and other information necessary to perform such risk assessment and oversee the development and performance of our risk mitigation processes.

Cybersecurity Risk Third Party Oversight and Identification Processes [Flag]	true
Cybersecurity Risk Materially Affected or Reasonably Likely to Materially Affect Registrant [Text Block]	To date, no risks from cybersecurity threats, including as a result of any previous cybersecurity incidents, have materially affected our company, including our business strategy, results of operations or financial condition.
Cybersecurity Risk Materially Affected or Reasonably Likely to Materially Affect Registrant [Flag]	false
Cybersecurity Risk Board Committee or Subcommittee Responsible for Oversight [Text Block]	The Board is responsible for overseeing our risk management activities in general, including cybersecurity risks. It meets at least four times each year and performs at least once a year a comprehensive risk assessment. Our senior management team, which includes our CEO, CFO, COO, and our Head of Finance and Administration and our Vice President Technology, reports from time to time, or as required, to the Board on cybersecurity risks and trends and other information necessary to perform such risk assessment and oversee the development and performance of our risk mitigation processes.
Cybersecurity Risk Process for Informing Board Committee or Subcommittee Responsible for Oversight [Text Block]

Our Head of Finance and Administration is responsible for overseeing our information systems and cybersecurity risks, assessing and managing cybersecurity risks, as well as communicating cybersecurity incidents, matters and trends to Executive Management and the Board of Directors. He works closely with our third-party service providers responsible for operating and managing our information systems.

Cybersecurity Risk Role of Management [Text Block]	Our senior management team, which includes our CEO, CFO, COO, and our Head of Finance and Administration and our Vice President Technology, reports from time to time, or as required, to the Board on cybersecurity risks and trends and other information necessary to perform such risk assessment and oversee the development and performance of our risk mitigation processes.
Cybersecurity Risk Management Positions or Committees Responsible Report to Board [Flag]	true
Cybersecurity Risk Management Positions or Committees Responsible [Text Block]

Our Head of Finance and Administration is responsible for overseeing our information systems and cybersecurity risks, assessing and managing cybersecurity risks, as well as communicating cybersecurity incidents, matters and trends to Executive Management and the Board of Directors. He works closely with our third-party service providers responsible for operating and managing our information systems.

Cybersecurity Risk Process for Informing Management or Committees Responsible [Text Block]	The Board is responsible for overseeing our risk management activities in general, including cybersecurity risks. It meets at least four times each year and performs at least once a year a comprehensive risk assessment. Our senior management team, which includes our CEO, CFO, COO, and our Head of Finance and Administration and our Vice President Technology, reports from time to time, or as required, to the Board on cybersecurity risks and trends and other information necessary to perform such risk assessment and oversee the development and performance of our risk mitigation processes.
Cybersecurity Risk Management Positions or Committees Responsible [Flag]	false